NOTE 11 - STOCK OPTIONS (Tables)	28 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Weighted Averages

	Number of Shares	Weighted average Exercise Price	Weight average Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2010	172,500	0.83	9.75	—

Granted	—	—	—	—

Outstanding at December 31, 2011	172,500	0.83	8.75	—

Granted	32,500	0.9	10.00	—

Outstanding at December 31, 2012	205,000	0.85	7.95	—

Compensation Expense
Three months ended March 31, 2013	$39,897
Three months ended March 31, 2012	$39,898
Year ended December 31, 2012	$159,593
Year ended December 31, 2011	$101,678

Stock Fair Value Options

Year Options were granted	2012	2010
Market value of stock on grant date	8.91	3.28
Risk-free interest rate	1.39%	1.54 to 3.14%
Dividend Yield	0%	0%
Volatility Factor	300%	300%
Weighted average expected life	7.5 years	5 to 7.5 years
Expected forfeiture rate	0%	0%